Stock-Based Compensation - Schedule of nonvested share activity (Detail) - Performance Shares shares in Millions	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested beginning balance | shares	0.2
Granted | shares	0.2
Vested | shares	(0.1)
Cancelled | shares	(0.1)
Unvested ending balance | shares	0.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value beginning | $ / shares	$ 30.72
Granted | $ / shares	21.67
Vested | $ / shares	24.82
Cancelled | $ / shares	24.11
Weighted average grant date fair value ending | $ / shares	$ 24.50